Schedule of Deconsolidation and Equity (Details)	Aug. 14, 2023 USD ($)
Subsequent Events [Abstract]
Goodwill and Intangibles	$ 1,042,151
Net assets at deconsolidation	189,866
Equity of SRM Ltd	698,557
Effect of deconsolidation	1,930,574
Fair value of consideration	(1,521,025)
Net Loss	$ (409,549)